Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Short-term Debt [Line Items]
Balance outstanding at year end	$ 11,085	$ 9,393	$ 12,346
Average daily balance during the year	$ 13,578	$ 11,058
Average interest rate during the year	0.28%	0.12%
Maximum month-end balance during the year	$ 17,033	$ 14,200
Weighted-average interest rate at year end	0.28%	0.12%